LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES LIABILITIES
Schedule of lease liabilities

	As of December 31,
Current	2024	2023
Argentina	88,085	71,660
Abroad	2,817	4,661
	90,902	76,321
Non- current
Argentina	136,285	120,399
Abroad	32,571	38,718
	168,856	159,117
Total lease liabilities	259,758	235,438

Schedule of movements in the lease liabilities

	Years ended
	December 31,
	2024	2023
Balances at the beginning of the year	235,438	239,007
Increases (*)	263,120	190,816
Financial results, net (**)	29,589	105,975
Payments	(112,200)	(117,373)
Decreases (included RECPAM and currency translation adjustments)	(156,189)	(182,987)
At the end of the year	259,758	235,438

(*)Included in acquisitions of Rights of use.

(**)Included in Other foreign currency exchange gains (losses) and Other interests, net.